Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2021		$ 72,892	$ 18,507	$ 51,354	$ 222	$ 64,750	$ 6,052	$ 70,802	$ 2,090	$ (4,709)	$ (270)	$ 291	$ (214)	$ (431)
Statement [Line Items]
Net income		2,740		2,608		2,608	44	2,652	88
Other comprehensive income (loss)		1,070				1,009		1,009	61	1,030	(159)	129	(240)	249
Total comprehensive income		3,810		2,608		3,617	44	3,661	149	1,030	(159)	129	(240)	249
Shares issued		91	104		(13)	91		91
Shares repurchased/redeemed		(1,586)	(190)	(896)		(1,086)	(500)	(1,586)
Dividends and distributions paid to equity holders		(1,268)		(1,207)		(1,207)	(44)	(1,251)	(17)
Share-based payments	[3]	6			6	6		6
Other		1		(11)	12	1		1
Ending Balance at Jan. 31, 2022		73,946	18,421	51,848	227	66,172	5,552	71,724	2,222	(3,679)	(429)	420	(454)	(182)
Beginning Balance at Oct. 31, 2022		74,749	18,707	53,761	(152)	65,150	8,075	73,225	1,524	(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		1,772		1,631		1,631	101	1,732	40
Other comprehensive income (loss)		549				526		526	23	524	333	82	537	(950)
Total comprehensive income		2,321		1,631		2,157	101	2,258	63	524	333	82	537	(950)
Shares issued		23	25		(2)	23		23
Dividends and distributions paid to equity holders		(1,352)		(1,228)		(1,228)	(101)	(1,329)	(23)
Share-based payments	[3]	9			9	9		9
Other		1		1		1		1
Ending Balance at Jan. 31, 2023		$ 75,751	$ 18,732	$ 54,165	$ (145)	$ 66,112	$ 8,075	$ 74,187	$ 1,564	$ (1,954)	$ (1,149)	$ 298	$ (4,249)	$ 414

[1]	Includes undistributed retained earnings of $66 (January 31, 2022 – $62) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).